Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012 item	Jan. 29, 2011	Jan. 30, 2010
Retirement Plans
Age of the employees eligible to participate in the defined contribution plan	21
Completion of hours of service of the employees eligible to participate in the defined contribution plan (in hour)	500
Eligibility period for completion of eligible service hours	6 months
Maximum employees contribution as percentage of their compensation on a pre-tax basis	80.00%
Maximum employees contribution as percentage of their compensation on an after-tax basis	10.00%
Matching contribution by employer as a percentage of participant's pre-tax contributions	50.00%
Matching contribution by employer as a maximum percentage of participant's considered compensation	6.00%
Vesting percentage of matching contributions	100.00%
Vesting period of matching contributions	3 years
Matching contribution expense, net of forfeitures	$ 4	$ 3	$ 3